Gator Focus Fund
Investment Objective
The investment objective of the Focus Fund is to seek long-term capital appreciation.
Fees and Expenses of the Focus Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Gator Focus Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Focus Fund)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Gator Focus Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		2.12%	2.16%
Acquired Fund Fees and Expenses		none	none
Total Annual Fund Operating Expenses		3.12%	3.41%
Fee Waiver and/or Expense Reimbursement		(1.63%)	(1.67%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.49%	1.74%
[1]	The Focus Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Focus Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Focus Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Focus Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Focus Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust's Board of Trustees' approval.

Expense Example

This Example is intended to help you compare the cost of investing in the Focus Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Focus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Focus Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example - Gator Focus Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Institutional Shares	152	471	813	2,002
Investor Shares	177	548	944	2,274

Portfolio Turnover

The Focus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Focus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Fund’s performance. During the most recent fiscal year, the Focus Fund’s portfolio turnover rate was 29.55% of the average value of its portfolio.

Principal Investment Strategies of the Focus Fund

The Focus Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) companies. Under normal market conditions, the Focus Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index’s largest capitalization company. The Focus Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Adviser considers mid-cap companies to be those having market capitalizations between (1) the market capitalization of the Russell Midcap Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap Index’s largest capitalization company. The Focus Fund’s equity investments will be primarily in common stock; however, the Focus Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Focus Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Focus Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Principal Risks of Investing in the Focus Fund

An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Focus Fund will be successful in meeting its investment objective. You may lose money by investing in the Focus Fund.

The following is a summary description of certain risks of investing in the Focus Fund:

Portfolio Management Risk. The strategies used and securities selected by the Focus Fund’s Adviser may fail to produce the intended result and the Focus Fund may not achieve its objective. The securities selected for the Focus Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Focus Fund. As a result, the Focus Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Focus Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

Sector and Regulatory Risk. While the Focus Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Focus Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Focus Fund. In addition, to the extent the Focus Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Focus Fund.

Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Focus Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Management Style Risk. The performance of the Focus Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Focus Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.

Performance

The bar chart and table shown below provide some indication of the risks of investing in the Focus Fund by showing changes in the performance of the Focus Fund’s Institutional Shares from year to year and by showing how the Focus Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Focus Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Performance for Calendar Year Ended December 31, 2014 – Institutional Shares

Quarterly Returns During This Time Period Highest: 4.29% (quarter ended June 30, 2014) Lowest: (9.11)% (quarter ended September 30, 2014) Year to Date: (5.33)% (quarter ended June 30, 2015)
Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Total Returns - Gator Focus Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(3.58%)	14.21%	Apr. 24, 2013
Institutional Shares | After Taxes on Distributions	(3.58%)	13.90%	Apr. 24, 2013
Institutional Shares | After Taxes on Distributions and Sales	(2.03%)	10.81%	Apr. 24, 2013
Russel 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	18.20%	Apr. 24, 2013

The Institutional Shares commenced operations on April 24, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Institutional Shares and after-tax returns for Investor Shares will vary.